Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Line Items]
Commitments and contingencies liabilities
Accrued license fees, current	$ 777		$ 777		697	1,168
Research and development expense	13,910	$ 8,489	37,815	$ 26,324	36,102	24,379
Research and development	13,910	8,489	37,815	26,324	36,102	24,379
Discretionary contribution by the employer to defined contribution benefit plan			300	200	300	200
Sublicense Agreement [Member]
Other Commitments [Line Items]
Research and development expense					800	2,800
Research and development					800	2,800
Accrued expenses
Other Commitments [Line Items]
Accrued license fees, current	800		800		700
Other liabilities
Other Commitments [Line Items]
Accrued License Fees, Noncurrent	700		700		700
Massachusetts Institute of Technology [Member]
Other Commitments [Line Items]
Commitments and contingencies liabilities	1,500		1,500		1,400
Accrued license fees, current	800		800		700
Research and development expense	0	100	0	600	1,000
Milestone payment payable					1,800
Research and development	0	100	0	600	1,000
Annual license maintanance fee payable					100
Massachusetts Institute of Technology [Member] | Sublicense Agreement [Member]
Other Commitments [Line Items]
Payment made pursuant to settlement agreement						900
Accrued license fees					1,400	2,000
Massachusetts Institute of Technology [Member] | Regulatory Milestone [Member]
Other Commitments [Line Items]
Milestone payment payable					1,000
Massachusetts Institute of Technology [Member] | Development Milestone [Member]
Other Commitments [Line Items]
Milestone payment payable					800
Maximum [Member]
Other Commitments [Line Items]
Discretionary contribution by the employer to defined contribution benefit plan	100	$ 100
Manufacturing Services Agreements [Member]
Other Commitments [Line Items]
Non cancellable purchase commitements	$ 0		$ 0		0	$ 400
Erytech [Member] | License Agreement With Erytech [Member]
Other Commitments [Line Items]
Research and development expense				1,000	1,000
Milestone payment payable					6,000
Research and development				$ 1,000	1,000
Specified milestone payment payable					$ 50,000
Number of days notice for agreement termination					60 days
Erytech [Member] | License Agreement With Erytech [Member] | Regulatory Milestone [Member]
Other Commitments [Line Items]
Milestone payment payable					$ 5,000
Erytech [Member] | License Agreement With Erytech [Member] | Development Milestone [Member]
Other Commitments [Line Items]
Milestone payment payable					$ 1,000